Expense Example - AIG Senior Floating Rate Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class W 1 Year	Class W 3 Years	Class W 5 Years	Class W 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	402	618	852	1,522	246	452	782	1,604	85	265	460	1,025